Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Disclosure - Significant Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes that the amounts included in the Consolidated Financial Statements reflect its best estimates and assumptions, actual results could differ from those estimates. The Company’s principal estimates include:

•	Non-life reserves;

•	Life and health reserves;

•	Gross and net premiums written and net premiums earned;

•	Recoverability of deferred acquisition costs;

•	Recoverability of deferred tax assets;

•	Valuation of certain investments that are measured using significant unobservable inputs; and

•	Valuation of goodwill and intangible assets.
The following are the Company’s significant accounting policies:
(a) Premiums
Gross premiums written and earned are based upon reports received from ceding companies, supplemented by the Company’s own estimates of premiums written and earned for which ceding company reports have not been received. The determination of premium estimates requires a review of the Company’s experience with cedants, familiarity with each market, an understanding of the characteristics of each line of business and management’s assessment of the impact of various other factors on the volume of business written and ceded to the Company. Premium estimates are updated as new information is received from cedants and differences between such estimates and actual amounts are recorded in the period in which the estimates are changed or the actual amounts are determined. Net premiums written and earned are presented net of ceded premiums, which represent the cost of retrocessional protection purchased by the Company. Premiums are earned on a basis that is consistent with the risks covered under the terms of the reinsurance contracts, which is generally one to two years. Reinstatement premiums are recognized as written and earned at the time a loss event occurs, where coverage limits for the remaining life of the contract are reinstated under pre-defined contract terms. The accrual of reinstatement premiums is based on management’s estimate of losses and loss expenses associated with the loss event. Unearned premiums represent the portion of premiums written which is applicable to the unexpired risks under contracts in force.
Premiums related to individual life and annuity business are recorded over the premium-paying period on the underlying policies. Premiums on contracts for which there is no significant mortality or critical illness risk are accounted for in a manner consistent with accounting for interest-bearing financial instruments and are not reported as revenues, but rather as direct deposits to the contract. Amounts assessed against annuity and universal life policyholders are recognized as revenue in the period assessed.
(b) Losses and Loss Expenses
The reserves for non-life business include amounts determined from loss reports on individual treaties (case reserves), additional case reserves when the Company’s loss estimate is higher than reported by the cedants (ACRs) and amounts for losses incurred but not yet reported to the Company (IBNR). Such reserves are estimated by management based upon reports received from ceding companies, supplemented by the Company’s own actuarial estimates of reserves for which ceding company reports have not been received, and based on the Company’s own historical experience. To the extent that the Company’s own historical experience is inadequate for estimating reserves, such estimates may be determined based upon industry experience and management’s judgment. The estimates are continually reviewed and the ultimate liability may be in excess of, or less than, the amounts provided. Any adjustments are reflected in the periods in which they are determined, which may affect the Company’s operating results in future periods.
The life and health reserves have been established based upon information reported by ceding companies, supplemented by the Company’s actuarial estimates, which for life include mortality, morbidity, critical illness, persistency and future investment income, with appropriate provision to reflect uncertainty. For traditional long-duration contracts, the assumptions are locked in at contract inception and modified if the Company deems the reserves to be inadequate. Future policy benefit reserves for annuity and universal life contracts are carried at their accumulated values. Reserves for policy claims and benefits include both mortality, morbidity and critical illness claims in the process of settlement, and claims that have been incurred but not yet reported.
The Company purchases retrocessional contracts to reduce its exposure to risk of losses on reinsurance assumed. Reinsurance recoverable on paid and unpaid losses involves actuarial estimates consistent with those used to establish the associated liabilities for non-life and life and health reserves.
(c) Deferred Acquisition Costs
Acquisition costs, comprising incremental brokerage fees, commissions and excise taxes, which vary directly with, and are related to, the acquisition of reinsurance contracts, are capitalized and charged to expense as the related premium is earned. All other acquisition related costs, including indirect costs, are expensed as incurred.
Acquisition costs related to individual life and annuity contracts are deferred and amortized over the premium-paying periods in proportion to anticipated premium income, allowing for lapses, terminations and anticipated investment income. Acquisition costs related to universal life and single premium annuity contracts for which there is no significant mortality or critical illness risk are deferred and amortized over the lives of the contracts as a percentage of the estimated gross profits expected to be realized on the contracts.
The Company establishes a premium deficiency reserve to the extent the deferred acquisition costs are insufficient to cover the excess of expected losses and loss expenses, settlement costs and deferred acquisition costs over the related unearned premiums.
Actual and anticipated losses and loss expenses, other costs, and investment income related to underlying premiums are considered in determining the recoverability of deferred acquisition costs for the Company’s short-duration contracts. Actual and anticipated loss experience, together with the present value of future gross premiums, the present value of future benefits, and settlement and maintenance costs are considered in determining the recoverability of deferred acquisition costs related to the Company’s Life business.
(d) Funds Held by Reinsured Companies (Cedants)
The Company writes certain business on a funds held basis. Under such contractual arrangements, the cedant retains the premiums that would have otherwise been paid to the Company and the Company is credited with investment income on these funds. The Company generally earns investment income on the funds held balances based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). However, in certain circumstances, the Company may receive an investment return based upon either the result of a pool of assets held by the cedant, generally used to collateralize the funds held balance, or the investment return earned by the cedant on its entire investment portfolio. In these arrangements, gross investment returns are typically reflected in net investment income with a corresponding increase or decrease (net of a spread) being recorded in losses and loss expenses in the Company’s Consolidated Statements of Operations. In these arrangements, the Company is exposed, to a limited extent, to the underlying credit risk of the pool of assets inasmuch as the underlying life policies may have guaranteed minimum returns. In such cases, an embedded derivative exists and its fair value is recorded by the Company as an increase or decrease to the funds held balance.
(e) Deposit Assets and Liabilities
In the normal course of its operations, the Company writes certain contracts that do not meet the risk transfer provisions of U.S. GAAP. While these contracts do not meet risk transfer provisions for accounting purposes, there is a remote possibility that the Company will suffer a loss. The Company accounts for these contracts using the deposit accounting method, originally recording deposit liabilities for an amount equivalent to the consideration received. The difference between the consideration received or paid and the estimated liability for unpaid losses is determined upon entering into the contract and, if a loss, recognized into income immediately, and if a gain, the gain is deferred and earned over the expected settlement period of the contract, with the unearned portion recorded as a component of deposit liabilities. Actuarial studies are used to estimate the liabilities under these contracts and the appropriate accretion rates to increase or decrease the liabilities over the term of the contracts. The change in the estimated liability for the period is recorded in Other income or loss in the Consolidated Statements of Operations.
Under some of these contracts, cedants retain the assets on a funds-held basis. In those cases, the Company records those assets as deposit assets and records the related income in net investment income in the Consolidated Statements of Operations.
(f) Investments
The Company elects the fair value option for Fixed maturities and Equities with changes in fair value recorded in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
The Company recognizes Other invested assets at fair value (except for those that are accounted for using the equity method of accounting). Other invested assets consist of equity investments in non-publicly traded companies; privately placed corporate loans, notes and loans receivable and notes securitization; and derivative financial instruments. Non-publicly traded entities in which the Company has significant influence, including an ownership of more than 20% and less than 50% of the voting rights, and limited partnerships in which the Company has more than a minor interest (typically more than 3 to 5%), are accounted for using either the equity method or the fair value option. Where the equity method is used, the Company's share of profits or losses of the investee are recorded in Interest in earnings or losses of equity method investees in the Consolidated Statements of Operations. Where the fair value option is elected, the investment is recognized in the Consolidated Balance Sheets at fair value with changes in fair value recorded in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations. See Note 2(n) below for significant accounting policy for derivatives.
Short-term investments, which comprise securities with a maturity greater than three months but less than one year from the date of purchase, are recorded at fair value by electing either the fair value option with changes in fair value recorded in Net realized and unrealized gains or losses included in the Consolidated Statements of Operations or by designating as available-for-sale with changes in fair value recorded in Other comprehensive income or loss.
Investments in real estate are recorded at cost less any write down for impairment, where applicable. Real estate assets held for investment are reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value.
Net investment income includes interest and dividend income, amortization of premiums and discounts on fixed maturities and short-term investments, and is net of investment expenses and withholding taxes. Investment income is recognized when earned and accrued to the balance sheet date. Realized gains or losses on the disposal of investments are determined on a first-in, first-out basis. Investment purchases and sales are recorded on a trade-date basis.
The Company defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company measures the fair value of financial instruments according to a fair value hierarchy that prioritizes the information used to measure fair value into three broad levels. The Company’s policy is to recognize transfers between the hierarchy levels at the beginning of the period. The valuation techniques used by the Company are generally commensurate with standard valuation techniques for each asset class (see Note 3).
(g) Funds Held–Directly Managed
The Company elected the fair value option for substantially all of the fixed maturities, short-term investments and certain other invested assets in the segregated investment portfolio underlying the funds held–directly managed account. The changes in fair value and the realized gains or losses related to the segregated investment portfolio underlying the funds held–directly managed account were recorded in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations. The funds were settled prior to December 31, 2018 as a result of a commutation of the related business (see Notes 3, 4 and 5).
(h) Cash and Cash Equivalents
Cash equivalents are carried at fair value and include fixed income securities that, from the date of purchase, have a maturity of three months or less.
(i) Business Combinations
The Company accounts for transactions in which it obtains control over one or more businesses using the acquisition method. The purchase price is allocated to identifiable assets and liabilities, including any intangible assets, based on their estimated fair value at the acquisition date. The estimates of fair values for assets and liabilities acquired are determined based on various market and income analyses and appraisals. Any excess of the purchase price over the fair value of net assets acquired is recorded as goodwill in the Company’s Consolidated Balance Sheets, while any excess of the fair value of net assets acquired over the purchase price is recorded as a gain in the Consolidated Statements of Operations. All costs associated with an acquisition are expensed as incurred.
(j) Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. The Company assesses the appropriateness of its valuation of goodwill on at least an annual basis (as at December 31) or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. If, as a result of the assessment, the Company determines that the value of its goodwill is impaired, goodwill will be written down in the period in which the determination is made.
(k) Intangible Assets
Intangible assets represent the fair value adjustments related to non-life reserves, renewal rights, and customer relationships; value of life business acquired; and U.S. licenses arising from acquisitions. Definite-lived intangible assets are amortized over their useful lives and the amortization expense is recorded in the Consolidated Statement of Operations. Indefinite-lived intangible assets are not subject to amortization. The carrying values of indefinite-lived intangible assets are reviewed for indicators of impairment on at least an annual basis (as at December 31) or more frequently if events or changes in circumstances indicate that impairment may exist. Impairment is recognized if the carrying values of the intangible assets are not recoverable from their undiscounted cash flows and is measured as the difference between the carrying value and the fair value.
(l) Income Taxes
Certain subsidiaries and branches of the Company operate in jurisdictions where they are subject to taxation. Current and deferred income taxes are charged or credited to net income or loss or, in certain cases, to accumulated other comprehensive income or loss, based upon enacted tax laws and rates applicable in the relevant jurisdiction in the period in which the tax becomes accruable or realizable. Deferred income taxes are provided for all temporary differences between the bases of assets and liabilities used in the Consolidated Balance Sheets and those used in the various jurisdictional tax returns. When management’s assessment indicates that it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded against the deferred tax assets.
The Company recognizes a tax benefit relating to uncertain tax positions only where the position is more likely than not to be sustained assuming examination by tax authorities. A liability is recognized for any tax benefit (along with any interest and penalty, if applicable) claimed in a tax return in excess of the amount recognized in the financial statements under U.S. GAAP. Any changes in amounts recognized are recorded in the period in which they are determined.
(m) Translation of Foreign Currencies
The reporting currency of the Company is the U.S. dollar. The national currencies of the Company’s subsidiaries and branches are generally their functional currencies, except for the Company’s Bermuda subsidiaries, its Swiss branch and its Singapore subsidiary and branches, whose functional currency is the U.S. dollar. In translating the financial statements of those subsidiaries or branches whose functional currency is other than the U.S. dollar, assets and liabilities are converted into U.S. dollars using the rates of exchange in effect at the balance sheet dates, and revenues and expenses are converted using the average foreign exchange rates for the period. The effect of translation adjustments are reported in the Consolidated Balance Sheets as Currency translation adjustment, a separate component of Accumulated other comprehensive income or loss. The change in currency translation adjustment is reflected in Other comprehensive income or loss.
In recording foreign currency transactions, revenue and expense items are converted into the functional currency at the average rates of exchange for the period. Assets and liabilities originating in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet dates. The resulting foreign exchange transaction gains or losses are included in Net foreign exchange gains or losses in the Consolidated Statements of Operations.
(n) Derivatives
The Company’s investment strategy allows for the use of derivative instruments, subject to strict limitations. The Company may use derivative financial instruments such as foreign exchange forward contracts, foreign currency option contracts, futures contracts, to-be-announced mortgage-backed securities (TBAs) and credit default swaps for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways.
On the date the Company enters into a derivative contract, management determines whether or not the derivative is to be used and designated as a hedge of an identified underlying risk exposure (a designated hedge). The Company’s derivative instruments are recorded in Other invested assets in the Consolidated Balance Sheets at fair value, with gains and losses associated with changes in fair value recognized in either Net realized and unrealized investment gains or losses or Net foreign exchange gains or losses in the Consolidated Statements of Operations, or in Other comprehensive income, depending on the nature and designation of the derivative instrument, as described below (see also Note 6).
The Company has entered into derivatives, in the form of foreign exchange forward contracts, designated as a highly effective hedge of the foreign exchange rate risk exposure related to certain short-term investments which are foreign currency denominated debt securities purchased in December 2018. The hedged assets were designated as available-for-sale with changes in fair value recorded in Change in unrealized gains or losses on investments, net of tax, within Other comprehensive income. The changes in fair value of the designated hedges are recorded in Change in fair value of designated cash flow hedges within Other comprehensive income.
The Company enters from time to time into insurance-linked securities, including weather and longevity related transactions, structured as derivatives, which are recorded at fair value with the changes in fair value reported in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
The Company also enters from time to time into total return and interest rate swaps. Margins related to these swaps are included in Other income or loss in the Consolidated Statements of Operations and any changes in the fair value of the swaps are included in Net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
Other than the designated cash flow hedge referred to above, for the remaining derivatives employed by the Company to address foreign currency risk exposure related to fixed income securities, and for other reinsurance assets and liabilities, the derivatives are not designated as hedges. The changes in fair value of foreign exchange forward contracts and foreign currency option contracts not designated as hedges are recognized in Net foreign exchange gains or losses in the Consolidated Statements of Operations. Margin balances required by counterparties, which are equal to a percentage of the total value of open futures contracts, are included in Cash and cash equivalents.
As part of its overall strategy to manage its level of currency exposure, up to September 30, 2016 the Company had used foreign exchange forward contracts to hedge or partially hedge the net investment in certain subsidiaries and branches whose functional currencies are not the U.S. dollar. Such designated hedges were de-designated in 2016. Up to the time of de-designation, the changes in fair value of this designated hedge and the hedged item related to foreign currency risk exposure were recognized in Currency translation adjustment in the Consolidated Balance Sheets. For foreign exchange forward contracts not designated as net investment hedges, the change in fair value is included in Net foreign exchange gains (losses). At December 31, 2018 and 2017 the Company did not have any designated net investment hedges.
The Company also uses, from time to time, interest rate swaps to mitigate exposure to interest rate volatility. The changes in fair value of these derivatives are recorded in Net realized and unrealized gains or losses.
The Company formally documents all relationships between designated hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset or liability that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its designated hedging relationships both at the hedge inception and on an ongoing basis. The Company's method for assessing the effectiveness of the designated hedge entered in December 2018 is a qualitative assessment as the Company has determined that the hedging instrument (the designated foreign currency forward contracts) and the hedged assets (the available-for-sale foreign currency denominated short-term investments) are perfectly aligned as they relate to the hedged risk, the foreign currency exchange rate risk exposure.
The Company will discontinue hedge accounting prospectively if it is determined that the derivative is no longer effective in hedging the exposure to variability in expected future cash flows that is attributable to the risk it was meant to hedge; if the derivative instruments expires, is sold, or otherwise terminated; or if the Company removes the designation of the hedge. To the extent that the Company discontinues hedge accounting because, based on management’s assessment, the derivative no longer qualifies as an effective hedge, or the Company otherwise de-designates the hedge, the derivative will continue to be carried in the Consolidated Balance Sheet at its fair value, with changes in its fair value recognized in in the Consolidated Statements of Operations, or in Other comprehensive income, depending on the type of derivative held.
(o) Pensions
The Company recognizes an asset or a liability in the Consolidated Balance Sheets for the funded status of its defined benefit plans that are overfunded or underfunded, respectively, measured as the difference between the fair value of plan assets and the pension obligation and recognizes changes in the funded status of defined benefit plans in the year in which the changes occur as a component of Accumulated other comprehensive income or loss, net of tax.
(p) Variable Interest Entities
The Company is involved in the normal course of business with variable interest entities (VIEs). An assessment is performed as of the date the Company becomes initially involved in the VIE followed by a reassessment upon certain events related to its involvement in the VIE. The Company consolidates a VIE when it is the primary beneficiary having a controlling financial interest as a result of having the power to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE.
(q) Segment Reporting
The Company monitors the performance of its operations in three segments: Property & Casualty (P&C), Specialty, and Life and Health. Segments represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns or approach to risk management.
In 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the financial results for U.S. health business for 2018 has been included in the P&C segment and the impacted 2017 and 2016 comparatives have been reclassified from the Life and Health to the P&C segment to conform to current presentation.
Since the Company does not manage its assets by segment, net investment income is not allocated to the P&C and Specialty segments. However, because of the interest-sensitive nature of some of the Company’s life products, allocated net investment income is considered in management’s assessment of the profitability of the Life and Health segment. The following items are not considered in evaluating the results of the P&C, Specialty and Life and Health segments: Net realized and unrealized investment gains or losses, Interest expense, Loss on redemption of debt, Amortization of intangible assets, Net foreign exchange gains or losses, Income tax expense or benefit and Interest in earnings and losses of equity method investments. These items are included in the Corporate and Other component, which is comprised of the Company’s investment and corporate activities, including other expenses.
(r) Recent Accounting Pronouncements
In January 2016, the Financial Accounting Standards Board (FASB) issued updated guidance that focused on improving the recognition and measurement of financial instruments by adjusting the reporting model for financial instruments to provide improved financial information to readers of the financial statements by requiring equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income rather than other comprehensive income. The guidance was effective for the year ended December 31, 2018. Upon adoption of this guidance the Company remeasured four equity investments, previously recorded at cost, to fair value, recognizing $13 million in Net realized and unrealized (losses) gains in the Consolidated Statement of Operations for the year ended December 31, 2018.
In October 2016, the FASB issued updated guidance on income taxes with respect to intra-entity transfers of assets. This update requires recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The guidance was effective for the December 31, 2018 year end. The adoption of this guidance for the year ended December 31, 2018 did not have a significant impact on the Company’s Consolidated Financial Statements.
In March 2017, the FASB issued updated guidance on presentation of net periodic pension cost and net periodic post-retirement benefit cost. This update requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the employees during the period. It also requires the other components of net periodic pension cost and net periodic post-retirement benefit cost to be presented in income separately from the service cost component. Additionally, only the service cost component is eligible for capitalization, when applicable. The guidance was effective for the year ended December 31, 2018. The adoption of this guidance did not have a significant impact on the Company's Consolidated Financial Statements and disclosures. See Note 15 for disclosures on retirement benefit arrangements.
In August 2017, the FASB issued updated guidance on accounting for hedging activities. This update expands and refines hedge accounting for both non-financial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The amendments also make certain targeted improvements to simplify the application of hedge accounting guidance and ease the administrative burden of hedge documentation requirements and for assessing hedge effectiveness. The guidance is effective for annual periods beginning after December 15, 2018, with early adoption permitted. The Company early adopted this guidance for the year ended December 31, 2018 which resulted in changes to the significant accounting policy Note 2(n) for Derivatives above to reflect the new guidance. See also Note 6 for further details of the new foreign exchange forward contracts designated as hedges in December 2018 which are accounted for and disclosed in accordance with this new guidance. The adoption of this guidance did not have a significant impact on the Company’s Consolidated Financial Statements as there were no other designated hedges as at December 31, 2018 or 2017.
In January and April 2017, the FASB issued updated guidance on the accounting for goodwill impairment. This update removes the second step of the goodwill impairment test and requires entities to apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. The guidance is effective for annual impairment tests performed after December 15, 2019, with early adoption permitted. The Company does not expect the adoption of this guidance to have a significant impact on its Consolidated Financial Statements and disclosures.
In February 2016, the FASB issued updated guidance on the accounting for leases. This update requires the recognition of lease assets and lease liabilities for leases classified as operating leases and expands required disclosures. The guidance is effective for annual periods beginning after December 15, 2018, with early adoption permitted. In July 2018, the FASB issued targeted improvements to the updated guidance, which provide an option to recognize a cumulative effect adjustment to the opening retained earnings in the period of adoption and a practical expedient related to the separation of non-lease components under certain circumstances. The adoption of this guidance for the year ended December 31, 2019 will result in recognition of an asset and liability related to lease assets and liabilities but is not expected to have a significant impact on the Company's Consolidated Statements of Operations.
In June 2016, the FASB issued updated guidance on the recognition of credit losses by replacing the incurred loss impairment methodology with new accounting models related to how credit losses on financial instruments are determined. The new guidance is applicable to financial assets such as loans, reinsurance receivables, trade receivables, debt securities, off-balance sheet credit exposures, and other financial assets that have a contractual right to receive cash. The guidance is effective for annual periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its Consolidated Financial Statements and disclosures required to be adopted for the year ended December 31, 2020.
In August 2018, the FASB issued updated guidance to the disclosure requirements for fair value measurement as part of the disclosure framework project. The updated guidance allows for the removal and modification of certain disclosures to improve the effectiveness of disclosures in the notes to financial statements. This guidance is effective for fiscal years beginning after December 15, 2019. The Company is currently evaluating the impact of this guidance on its Consolidated Financial Statements and disclosures required to be adopted for the year ended December 31, 2020.
In August 2018, the FASB issued updated guidance to improve financial reporting for insurance companies that issue long-duration contracts such as life insurance and annuities. The objective of the new guidance is to improve, simplify, and enhance the financial reporting of long-duration contracts by providing financial statement users with useful information in a timely and transparent manner. This guidance is effective for annual periods beginning after December 15, 2020. The Company is currently evaluating the impact of this guidance on its Consolidated Financial Statements and disclosures required to be adopted for the year ended December 31, 2021. This guidance could have a material on the measurement recognition of long duration contracts and will result in additional disclosures once adopted.
In August 2018, the FASB issued updated guidance to the disclosure requirements for defined benefit plans as part of the disclosure framework project. The updated guidance allows for the removal and modification of certain disclosures to improve the effectiveness of disclosures in the notes to financial statements. This guidance is effective for fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this guidance on its disclosures once adopted.